TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
TAX ASSETS AND LIABILITIES
Schedule of composition of current tax accounts receivable

Tax assets	12.31.2021	12.31.2020
	ThCh$	ThCh$
Tax credits (1)	10,224,368	218,472
Total	10,224,368	218,472

Schedule of composition of current tax accounts payable

	Current		Non-current
Tax liabilities	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Income tax expense	30,512,787	8,828,599	—	20,597
Total	30,512,787	8,828,599	—	20,597